FINANCIAL INSTRUMENTS (Details 26) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Non-current portion of non-current borrowings	$ 657	$ 1,791
Non-current portion of non-current bonds issued	7,643,062
Trade and other payables, undiscounted cash flows	0
Trade and other current payables	630,243	681,937
Trade and other non-current payables	0	$ 2,230
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Short-term Debt	225,615	$ 205,934
Non-current portion of non-current borrowings	$ 1,026,266	828,802
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Current bonds issued and current portion of non-current bonds issued	$ 240,867	429,717
Non-current portion of non-current bonds issued		7,763,344
Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Name of the Country Bonds	Brazilian Real
Trade and other current payables	$ 70,373	83,204
Trade and other non-current payables	$ 170,963	$ 331,563
Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.F.	U.F.
Trade and other current payables	$ 2,090	$ 1,927
Trade and other non-current payables	$ 3,906	$ 5,545
Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.F.	U.F.
Trade and other current payables	$ 3,516	$ 14,001
Trade and other non-current payables	$ 1,451	$ 11,437
Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Chilean pesos	Chilean pesos
Trade and other current payables	$ 643	$ 16
Trade and other non-current payables	$ 229	$ 254
Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.F.	Chilean pesos
Trade and other current payables	$ 5,330	$ 3,291
Trade and other non-current payables	$ 4,505	$ 1,218
Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	-
Name of subsidiary	Forestal Arauco S.A.	Arauco Argentina
Name of the Country Bonds	Chilean pesos	U.S. Dollars
Trade and other current payables	$ 289	$ 483
Trade and other non-current payables	$ 120	$ 485
Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 450	$ 52
Trade and other non-current payables	$ 34	$ 88
Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 52	$ 1,387
Trade and other non-current payables	$ 35	$ 4,442
Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 0	$ 1,527
Trade and other non-current payables	$ 0	$ 2,952
Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Argentina S.A.	Arauco Industria de Paineis S.A.
Name of the Country Bonds	U.S. Dollars	Brazilian Real
Trade and other current payables	$ 1,387	$ 769
Trade and other non-current payables	$ 3,056	$ 1,010
Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Argentina S.A.	Arauco Industria de Paineis S.A.
Name of the Country Bonds	U.S. Dollars	Brazilian Real
Trade and other current payables	$ 3,060	$ 17
Trade and other non-current payables	$ 4,143	$ 27
Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Novo Oeste Gestao de Ativos Florestais S.A.	Arauco Forest Brasil S.A.
Name of the Country Bonds	Brazilian Real	Brazilian Real
Trade and other current payables	$ 0	$ 23
Trade and other non-current payables	$ 0	$ 29
Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Industria de Paineis S.A.	Arauco Forest Brasil S.A.
Name of the Country Bonds	Brazilian Real	Brazilian Real
Trade and other current payables	$ 13	$ 3,483
Trade and other non-current payables	$ 8	$ 19,738
Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Industria de Paineis S.A.	Novo Oeste Gestao de Ativos Florestais S.A.
Name of the Country Bonds	Brazilian Real	Brazilian Real
Trade and other current payables	$ 56	$ 1,984
Trade and other non-current payables	$ 39	$ 0
Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Industria de Paineis S.A.	Arauco Florestal Arapoti S.A.
Name of the Country Bonds	Brazilian Real	Brazilian Real
Trade and other current payables	$ 473	$ 23
Trade and other non-current payables	$ 177	$ 18
Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco do Brasil S.A.
Name of the Country Bonds	Brazilian Real	Brazilian Real
Trade and other current payables	$ 24	$ 927
Trade and other non-current payables	$ 18	$ 1,317
Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	93.458.000-1
Name of subsidiary	Arauco Forest Brasil S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Brazilian Real	U.F.
Trade and other current payables	$ 2,703	$ 1,624
Trade and other non-current payables	$ 15,310	$ 4,141
Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	93.458.000-1
Name of subsidiary	Arauco Florestal Arapoti S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Brazilian Real	U.F.
Trade and other current payables	$ 13	$ 794
Trade and other non-current payables	$ 5	$ 1,753
Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	93.458.000-1
Name of subsidiary	Arauco do Brasil S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Brazilian Real	Chilean pesos
Trade and other current payables	$ 301	$ 77
Trade and other non-current payables	$ 677	$ 157
Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	93.458.000-1
Name of subsidiary	Arauco do Brasil S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 0	$ 1,612
Trade and other non-current payables	$ 0	$ 1,612
Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	93.458.000-1
Name of subsidiary	Arauco do Brasil S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Brazilian Real	Chilean pesos
Trade and other current payables	$ 98	$ 19,199
Trade and other non-current payables	$ 52	$ 45,049
Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	93.458.000-1
Name of subsidiary	Arauco do Brasil S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds		U.S. Dollars
Trade and other current payables	$ 336	$ 181
Trade and other non-current payables	$ 408	$ 211
Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	-
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Arauco North America, Inc.
Name of the Country Bonds	U.F.	U.S. Dollars
Trade and other current payables	$ 1,711	$ 5
Trade and other non-current payables	$ 2,767	$ 276
Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	-
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Arauco North America, Inc.
Name of the Country Bonds	U.F.	U.S. Dollars
Trade and other current payables	$ 724	$ 70
Trade and other non-current payables	$ 1,171	$ 11,161
Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	-
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Arauco North America, Inc.
Name of the Country Bonds	Chilean pesos	U.S. Dollars
Trade and other current payables	$ 73	$ 2
Trade and other non-current payables	$ 92	$ 172
Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	-
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Arauco Canada Limited
Name of the Country Bonds	U.S. Dollars	Canadian Dollars
Trade and other current payables	$ 1,612	$ 5
Trade and other non-current payables	$ 0	$ 142
Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	-
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Arauco Canada Limited
Name of the Country Bonds	Chilean pesos	Canadian Dollars
Trade and other current payables	$ 20,220	$ 2
Trade and other non-current payables	$ 27,225	$ 155
Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	-
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa y Energía Punta Pereira S.A.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 181	$ 5,909
Trade and other non-current payables	$ 30	$ 100,457
Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco North America, Inc.	Celulosa y Energía Punta Pereira S.A.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 0	$ 1,048
Trade and other non-current payables	$ 0	$ 8,767
Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco North America, Inc.	Eufores S.A.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 1,089	$ 2,183
Trade and other non-current payables	$ 8,723	$ 55,108
Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco North America, Inc.	Eufores S.A.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 156	$ 1,223
Trade and other non-current payables	$ 508	$ 8,555
Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco North America, Inc.	Eufores S.A.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 0	$ 477
Trade and other non-current payables	$ 0	$ 563
Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	96.510.970-6
Name of subsidiary	Arauco Canada Limited	Maderas Arauco S.A.
Name of the Country Bonds	Canadian dollars	Chilean pesos
Trade and other current payables	$ 0	$ 15,215
Trade and other non-current payables	$ 0	$ 31,125
Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	96.510.970-6
Name of subsidiary	Arauco Canada Limited	Maderas Arauco S.A.
Name of the Country Bonds	Canadian dollars	U.F.
Trade and other current payables	$ 103	$ 485
Trade and other non-current payables	$ 9	$ 862
Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	96.510.970-6
Name of subsidiary	Arauco Canada Limited	Maderas Arauco S.A.
Name of the Country Bonds	Canadian dollars	U.F.
Trade and other current payables	$ 54	$ 5
Trade and other non-current payables	$ 182	$ 75
Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energía Punta Pereira S.A.	Arauco Colombia S.A.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 557	$ 41
Trade and other non-current payables	$ 8,629	$ 10
Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energía Punta Pereira S.A.	Arauco Colombia S.A.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 0	$ 548
Trade and other non-current payables	$ 0	$ 548
Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Arauco Europe Cooperatief U.A.
Name of the Country Bonds	U.S. Dollars	Euros
Trade and other current payables	$ 3,955	$ 24
Trade and other non-current payables	$ 54,078	$ 30
Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Araucomex S.A. de C.V.
Name of the Country Bonds	U.S. Dollars	Mexican pesos
Trade and other current payables	$ 0	$ 1,163
Trade and other non-current payables	$ 0	$ 8,387
Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Araucomex S.A. de C.V.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 1,223	$ 250
Trade and other non-current payables	$ 7,333	$ 80
Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	U.S. Dollars	Mexican pesos
Trade and other current payables	$ 280	$ 772
Trade and other non-current payables	$ 283	$ 578
Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.510.970-6	-
Name of subsidiary	Maderas Arauco S.A.	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Chilean pesos	U.S. Dollars
Trade and other current payables	$ 14,204	$ 139
Trade and other non-current payables	$ 18,576	$ 808
Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.510.970-6	-
Name of subsidiary	Maderas Arauco S.A.	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	U.F.	Mexican pesos
Trade and other current payables	$ 447	$ 0
Trade and other non-current payables	$ 486	$ 27
Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.510.970-6	-
Name of subsidiary	Maderas Arauco S.A.	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	U.F.	Mexican pesos
Trade and other current payables	$ 0	$ 0
Trade and other non-current payables	$ 0	$ 5
Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Colombia S.A.	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 10	$ 0
Trade and other non-current payables	$ 0	$ 609
Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Colombia S.A.	Araucomex Servicios S.A. de C.V.
Name of the Country Bonds	U.S. Dollars	U.S. Dollars
Trade and other current payables	$ 548	$ 0
Trade and other non-current payables	$ 0	$ 924
Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Europe Cooperatief U.A.	Araucomex Servicios S.A. de C.V.
Name of the Country Bonds	Euros	U.S. Dollars
Trade and other current payables	$ 20	$ 25
Trade and other non-current payables	$ 21	$ 184
Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	96.637.330-K
Name of subsidiary	Arauco Europe Cooperatief U.A.	Servicios Logisticos Arauco S.A.
Name of the Country Bonds	Euros	U.F.
Trade and other current payables	$ 69	$ 89
Trade and other non-current payables	$ 244	$ 159
Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	79.990.550-7
Name of subsidiary	Araucomex S.A. de C.V.	Investigaciones Forestales Bioforest S.A.
Name of the Country Bonds	Mexican pesos	U.F.
Trade and other current payables	$ 106	$ 22
Trade and other non-current payables	$ 210	$ 197
Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	79.990.550-7
Name of subsidiary	Araucomex S.A. de C.V.	Investigaciones Forestales Bioforest S.A.
Name of the Country Bonds	U.S. Dollars	U.F.
Trade and other current payables	$ 1,328	$ 105
Trade and other non-current payables	$ 5,925	$ 116
Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Trade and other current payables	$ 261
Trade and other non-current payables	$ 0
Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 382
Trade and other non-current payables	$ 131
Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Trade and other current payables	$ 0
Trade and other non-current payables	$ 0
Property Plant And Equipment Fifty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Trade and other current payables	$ 0
Trade and other non-current payables	$ 0
Property Plant And Equipment Fifty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	U.S. Dollars
Trade and other current payables	$ 0
Trade and other non-current payables	$ 0
Property Plant And Equipment Fifty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Araucomex Servicios S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Trade and other current payables	$ 79
Trade and other non-current payables	$ 17
Property Plant And Equipment Fifty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.637.330-K
Name of subsidiary	Servicios Logisticos Arauco S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 86
Trade and other non-current payables	$ 86
Property Plant And Equipment Fifty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	79.990.550-7
Name of subsidiary	Investigaciones Forestales Bioforest S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 61
Trade and other non-current payables	$ 64
Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 2,756	$ 6,193
Non-current portion of non-current borrowings	$ 205,465	$ 217,937
Borrowings, interest rate	1.35%	3.14%
Borrowings, Nominal interest rate	1.10%	1.10%
Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Name of the Country Bonds		Euros
Description of functional currency	Euros
Short-term Debt	$ 31,224	$ 1,209
Non-current portion of non-current borrowings	$ 443,068	$ 118,365
Borrowings, interest rate	1.06%	1.06%
Borrowings, Nominal interest rate	1.06%	1.06%
Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira S.A.	Zona Franca Punta Pereira
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 2,221	$ 2,412
Non-current portion of non-current borrowings	$ 4,295	$ 6,715
Borrowings, interest rate	2.33%	4.10%
Borrowings, Nominal interest rate	2.05%	2.05%
Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Zona Franca Punta Pereira S.A.	Zona Franca Punta Pereira
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 18,341	$ 5,758
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	1.00%	3.85%
Borrowings, Nominal interest rate	1.00%	1.80%
Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energia Punta Pereira S.A.	Celulosa y Energía Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 8,982	$ 9,757
Non-current portion of non-current borrowings	$ 17,373	$ 27,157
Borrowings, interest rate	2.33%	4.10%
Borrowings, Nominal interest rate	2.05%	2.05%
Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energia Punta Pereira S.A.	Celulosa y Energía Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 50,789	$ 23,290
Non-current portion of non-current borrowings	$ 73,335	$ 0
Borrowings, interest rate	3.20%	3.85%
Borrowings, Nominal interest rate	3.20%	1.80%
Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Celulosa y Energia Punta Pereira S.A.	Celulosa y Energía Punta Pereira S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 342	$ 52,374
Non-current portion of non-current borrowings	$ 311	$ 124,174
Borrowings, interest rate		3.20%
Borrowings, Nominal interest rate		3.20%
Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 26,551	$ 14,222
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	1.54%	3.22%
Borrowings, Nominal interest rate	1.30%	1.30%
Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 2,514	$ 26,769
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	1.16%	322.00%
Borrowings, Nominal interest rate	0.90%	1.30%
Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Eufores S.A.	Stora Enso Uruguay S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 12,564	$ 559
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	1.05%	322.00%
Borrowings, Nominal interest rate	1.05%	1.30%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 5,025	$ 4,062
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	1.00%	3.14%
Borrowings, Nominal interest rate	1.00%	1.25%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Eufores S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 27,133	$ 12,695
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	1.00%	3.20%
Borrowings, Nominal interest rate	1.00%	1.30%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Stora Enso Uruguay S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 554	$ 1,361
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	1.54%	3.21%
Borrowings, Nominal interest rate	1.30%	1.30%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Florestal Arapoti S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	Brazilian Real
Short-term Debt	$ 255	$ 20,328
Non-current portion of non-current borrowings	$ 243	$ 0
Borrowings, interest rate	5.00%	3.29%
Borrowings, Nominal interest rate	5.00%	1.30%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	Brazilian Real
Short-term Debt	$ 226	$ 5,080
Non-current portion of non-current borrowings	$ 215	$ 0
Borrowings, interest rate	5.00%	3.21%
Borrowings, Nominal interest rate	5.00%	1.30%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Eufores S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	Brazilian Real
Short-term Debt	$ 142	$ 2,541
Non-current portion of non-current borrowings	$ 100	$ 0
Borrowings, interest rate	7.46%	3.22%
Borrowings, Nominal interest rate	2.91%	1.30%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	Brazilian Real
Short-term Debt	$ 86	$ 27
Non-current portion of non-current borrowings	$ 60	$ 569
Borrowings, interest rate	8.46%	5.00%
Borrowings, Nominal interest rate	3.91%	5.00%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	U.S. Dollars
Short-term Debt	$ 156	$ 70
Non-current portion of non-current borrowings	$ 124	$ 315
Borrowings, interest rate	5.80%	8.48%
Borrowings, Nominal interest rate	2.91%	2.91%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	-
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Name of the Country Bonds		Brazilian Real
Description of functional currency	U.S. Dollars
Short-term Debt	$ 97	$ 44
Non-current portion of non-current borrowings	$ 67	$ 190
Borrowings, interest rate	9.66%	9.48%
Borrowings, Nominal interest rate	5.11%	3.91%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary	Arauco North America, Inc.	Arauco Forest Brasil S.A.
Name of the Country Bonds		U.S. Dollars
Description of functional currency	U.S. Dollars
Short-term Debt	$ 35,657	$ 48
Non-current portion of non-current borrowings	$ 281,610	$ 283
Borrowings, interest rate	1.91%	7.22%
Borrowings, Nominal interest rate	1.65%	2.91%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Forest Brasil S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 51
Non-current portion of non-current borrowings		$ 214
Borrowings, interest rate		10.68%
Borrowings, Nominal interest rate		5.11%
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco Florestal Arapoti S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 30
Non-current portion of non-current borrowings		$ 641
Borrowings, interest rate		5.00%
Borrowings, Nominal interest rate		5.00%
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 1,743
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		8.48%
Borrowings, Nominal interest rate		2.91%
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 1,049
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		9.48%
Borrowings, Nominal interest rate		3.91%
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 1,172
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		10.68%
Borrowings, Nominal interest rate		5.11%
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 194
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		8.48%
Borrowings, Nominal interest rate		2.91%
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 117
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		9.48%
Borrowings, Nominal interest rate		3.91%
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds		Brazilian Real
Short-term Debt		$ 130
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		10.68%
Borrowings, Nominal interest rate		5.11%
Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds		U.S. Dollars
Short-term Debt		$ 1,578
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		7.22%
Borrowings, Nominal interest rate		2.91%
Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds		U.S. Dollars
Short-term Debt		$ 176
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		7.22%
Borrowings, Nominal interest rate		2.91%
Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Arauco North America, Inc.
Name of the Country Bonds		U.S. Dollars
Short-term Debt		$ 10,895
Non-current portion of non-current borrowings		$ 332,242
Borrowings, interest rate		3.56%
Borrowings, Nominal interest rate		1.65%
Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.25%	4.25%
Borrowings, Nominal interest rate	4.25%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 25,426	$ 24,234
Non-current portion of non-current bonds issued	$ 175,266	$ 185,579
Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.25%	4.25%
Borrowings, Nominal interest rate	4.25%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 10,170	$ 9,694
Non-current portion of non-current bonds issued	$ 70,107	$ 74,232
Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.00%	3.25%
Borrowings, Nominal interest rate	4.00%	3.25%
Current bonds issued and current portion of non-current bonds issued	$ 8,098	$ 195,145
Non-current portion of non-current bonds issued	$ 251,009	$ 0
Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.00%	4.00%
Borrowings, Nominal interest rate	3.00%	4.00%
Current bonds issued and current portion of non-current bonds issued	$ 10,375	$ 7,488
Non-current portion of non-current bonds issued	$ 0	$ 239,594
Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.60%	3.00%
Borrowings, Nominal interest rate	3.60%	3.00%
Current bonds issued and current portion of non-current bonds issued	$ 7,295	$ 19,609
Non-current portion of non-current bonds issued	$ 302,930	$ 9,593
Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.40%	3.60%
Borrowings, Nominal interest rate	2.40%	3.60%
Current bonds issued and current portion of non-current bonds issued	$ 4,878	$ 6,746
Non-current portion of non-current bonds issued	$ 228,837	$ 286,864
Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.10%	2.40%
Borrowings, Nominal interest rate	2.10%	2.40%
Current bonds issued and current portion of non-current bonds issued	$ 2,563	$ 4,510
Non-current portion of non-current bonds issued	$ 140,608	$ 216,111
Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.70%	2.10%
Borrowings, Nominal interest rate	2.70%	2.10%
Current bonds issued and current portion of non-current bonds issued	$ 6,032	$ 2,370
Non-current portion of non-current bonds issued	$ 357,589	$ 132,389
Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollars	U.F.
Borrowings, interest rate	4.75%	2.70%
Borrowings, Nominal interest rate	4.75%	2.70%
Current bonds issued and current portion of non-current bonds issued	$ 5,992	$ 5,577
Non-current portion of non-current bonds issued	$ 129,164	$ 336,234
Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	4.50%	7.25%
Borrowings, Nominal interest rate	4.50%	7.25%
Current bonds issued and current portion of non-current bonds issued	$ 22,500	$ 0
Non-current portion of non-current bonds issued	$ 567,500	$ 0
Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	3.88%	5.00%
Borrowings, Nominal interest rate	3.88%	5.00%
Current bonds issued and current portion of non-current bonds issued	$ 19,375	$ 0
Non-current portion of non-current bonds issued	$ 616,250	$ 0
Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	5.50%	4.75%
Borrowings, Nominal interest rate	5.50%	4.75%
Current bonds issued and current portion of non-current bonds issued	$ 22,000	$ 5,992
Non-current portion of non-current bonds issued	$ 972,000	$ 135,157
Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary		Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	4.25%	4.50%
Borrowings, Nominal interest rate	4.25%	4.50%
Current bonds issued and current portion of non-current bonds issued	$ 21,250	$ 22,500
Non-current portion of non-current bonds issued	$ 659,375	$ 590,000
Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	5.50%	3.88%
Borrowings, Nominal interest rate	5.50%	3.88%
Current bonds issued and current portion of non-current bonds issued	$ 27,500	$ 19,375
Non-current portion of non-current bonds issued	$ 1,256,250	$ 635,625
Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	4.20%	5.50%
Borrowings, Nominal interest rate	4.20%	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 21,000	$ 22,000
Non-current portion of non-current bonds issued	$ 678,500	$ 994,000
Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	5.15%	4.25%
Borrowings, Nominal interest rate	5.15%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 25,750	$ 21,250
Non-current portion of non-current bonds issued	$ 1,233,875	$ 680,625
Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		93.458.000-1
Name of subsidiary	Prime-Line, Inc.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	4.84%	5.50%
Borrowings, Nominal interest rate	4.84%	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 512	$ 27,500
Non-current portion of non-current bonds issued	$ 3,541	$ 1,283,750
Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	93.458.000-1
Name of subsidiary	Prime-Line, Inc.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. Dollars	U.S. Dollars
Borrowings, interest rate	4.00%	4.25%
Borrowings, Nominal interest rate	4.00%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 151	$ 15,750
Non-current portion of non-current bonds issued	$ 261	$ 699,500
Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	-	93.458.000-1
Name of subsidiary		Celulosa Arauco y Constitución S.A.
Description of functional currency		U.S. Dollars
Borrowings, interest rate		5.50%
Borrowings, Nominal interest rate		5.50%
Current bonds issued and current portion of non-current bonds issued		$ 19,313
Non-current portion of non-current bonds issued		$ 1,259,625
Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Prime-Line, Inc.
Description of functional currency		U.S. Dollars
Borrowings, interest rate		4.84%
Borrowings, Nominal interest rate		4.84%
Current bonds issued and current portion of non-current bonds issued		$ 512
Non-current portion of non-current bonds issued		$ 4,053
Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		-
Name of subsidiary		Prime-Line, Inc.
Description of functional currency		U.S. Dollars
Borrowings, interest rate		4.00%
Borrowings, Nominal interest rate		4.00%
Current bonds issued and current portion of non-current bonds issued		$ 152
Non-current portion of non-current bonds issued		413
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	$ 32,912
Short-term Debt	30,774	69,971
Bonds issued, undiscounted cash flows	37,787
Trade and other current payables	589,167	681,689
Not later than three months [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		74,088
Not later than three months [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		29,147
Not later than three months [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	20,443	23,401
Not later than three months [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	527	465
Not later than three months [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,511	4,644
Not later than three months [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	384	0
Not later than three months [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,518	860
Not later than three months [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	72	122
Not later than three months [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	116	13
Not later than three months [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	13	347
Not later than three months [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	382
Not later than three months [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	347	192
Not later than three months [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	744	4
Not later than three months [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	6
Not later than three months [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3	871
Not later than three months [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	14	595
Not later than three months [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	118	6
Not later than three months [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7	272
Not later than three months [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	676	407
Not later than three months [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5	201
Not later than three months [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	75	19
Not later than three months [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,612
Not later than three months [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	34	4,800
Not later than three months [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	84	45
Not later than three months [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	428	1
Not later than three months [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	197	15
Not later than three months [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	18	0
Not later than three months [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,612	2
Not later than three months [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,055	0
Not later than three months [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	45	1,477
Not later than three months [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	262
Not later than three months [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	267	546
Not later than three months [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	38	306
Not later than three months [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	119
Not later than three months [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	3,804
Not later than three months [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	25	126
Not later than three months [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	13	0
Not later than three months [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	139	10
Not later than three months [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	137
Not later than three months [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	975	7
Not later than three months [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	549
Not later than three months [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	306	125
Not later than three months [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	70	0
Not later than three months [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,906	0
Not later than three months [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	125	0
Not later than three months [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Not later than three months [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10	0
Not later than three months [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	137	0
Not later than three months [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8	0
Not later than three months [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17	22
Not later than three months [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	26	0
Not later than three months [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	358	30
Not later than three months [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	261
Not later than three months [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	94
Not later than three months [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Fifty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Fifty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Fifty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	20
Not later than three months [member] | Property Plant And Equipment Fifty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	24
Not later than three months [member] | Property Plant And Equipment Fifty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	21
Not later than three months [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,379	3,179
Not later than three months [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,117	1,216
Not later than three months [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,906
Not later than three months [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,517	4,919
Not later than three months [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	25,589	11,754
Not later than three months [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	187	26,366
Not later than three months [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,361
Not later than three months [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	20,328
Not later than three months [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	36	0
Not later than three months [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	22	0
Not later than three months [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	40	7
Not later than three months [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	25	5
Not later than three months [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5
Not later than three months [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		6
Not later than three months [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		592
Not later than three months [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		357
Not later than three months [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		400
Not later than three months [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		66
Not later than three months [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		40
Not later than three months [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		44
Not later than three months [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		483
Not later than three months [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		54
Not later than three months [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	3,047
Not later than three months [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,996	0
Not later than three months [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,250	0
Not later than three months [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	2,996
Not later than three months [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	11,250
Not later than three months [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,500	0
Not later than three months [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,875	0
Not later than three months [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	128	0
Not later than three months [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	38	5,250
Not later than three months [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		6,438
Not later than three months [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		128
Not later than three months [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		38
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	192,705
Short-term Debt	184,660	113,334
Bonds issued, undiscounted cash flows	203,080
Trade and other current payables	41,076	248
Later than three months and not later than one year [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		131,846
Later than three months and not later than one year [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		400,570
Later than three months and not later than one year [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	49,930	59,803
Later than three months and not later than one year [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,563	1,462
Later than three months and not later than one year [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,005	9,357
Later than three months and not later than one year [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	259	16
Later than three months and not later than one year [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,812	2,431
Later than three months and not later than one year [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	217	361
Later than three months and not later than one year [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	334	39
Later than three months and not later than one year [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	39	1,040
Later than three months and not later than one year [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,145
Later than three months and not later than one year [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,040	577
Later than three months and not later than one year [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,316	13
Later than three months and not later than one year [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	17
Later than three months and not later than one year [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10	2,612
Later than three months and not later than one year [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	42	1,389
Later than three months and not later than one year [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	355	17
Later than three months and not later than one year [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17	655
Later than three months and not later than one year [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,027	1,217
Later than three months and not later than one year [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8	593
Later than three months and not later than one year [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	226	58
Later than three months and not later than one year [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	64	14,399
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	252	136
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,283	4
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	527	55
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	55	2
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	3
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	15,165	2
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	136	4,432
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	786
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	822	1,637
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	118	917
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	358
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	11,411
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	78	359
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	41	5
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	418	31
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	411
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,980	17
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	614
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	917	125
Later than three months and not later than one year [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	210	772
Later than three months and not later than one year [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10,298	139
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	322	0
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	411	0
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	12	25
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	52	67
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	80	22
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	970	75
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	288
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	59
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	62
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	40
Later than three months and not later than one year [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,378	3,014
Later than three months and not later than one year [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	31,224	1,209
Later than three months and not later than one year [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,104	1,196
Later than three months and not later than one year [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	18,341	2,852
Later than three months and not later than one year [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,466	4,838
Later than three months and not later than one year [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	25,200	11,536
Later than three months and not later than one year [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	155	26,008
Later than three months and not later than one year [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	26,551	14,222
Later than three months and not later than one year [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,514	26,769
Later than three months and not later than one year [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12,564	559
Later than three months and not later than one year [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,025	4,062
Later than three months and not later than one year [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27,133	12,695
Later than three months and not later than one year [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	554	0
Later than three months and not later than one year [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	255	0
Later than three months and not later than one year [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	226	5,080
Later than three months and not later than one year [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	106	2,541
Later than three months and not later than one year [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	64	27
Later than three months and not later than one year [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	116	63
Later than three months and not later than one year [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	72	39
Later than three months and not later than one year [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	35,657	43
Later than three months and not later than one year [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		45
Later than three months and not later than one year [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		30
Later than three months and not later than one year [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,151
Later than three months and not later than one year [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		692
Later than three months and not later than one year [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		772
Later than three months and not later than one year [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		128
Later than three months and not later than one year [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		77
Later than three months and not later than one year [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		86
Later than three months and not later than one year [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1,095
Later than three months and not later than one year [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		122
Later than three months and not later than one year [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		10,895
Later than three months and not later than one year [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,426	24,234
Later than three months and not later than one year [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,170	9,694
Later than three months and not later than one year [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,098	192,098
Later than three months and not later than one year [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,375	7,488
Later than three months and not later than one year [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,295	19,609
Later than three months and not later than one year [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,878	6,746
Later than three months and not later than one year [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,563	4,510
Later than three months and not later than one year [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,032	2,370
Later than three months and not later than one year [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,996	5,577
Later than three months and not later than one year [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,250	0
Later than three months and not later than one year [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	0
Later than three months and not later than one year [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	2,996
Later than three months and not later than one year [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	11,250
Later than three months and not later than one year [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	19,375
Later than three months and not later than one year [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,500	22,000
Later than three months and not later than one year [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,875	21,250
Later than three months and not later than one year [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	384	27,500
Later than three months and not later than one year [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	113	10,500
Later than three months and not later than one year [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		12,875
Later than three months and not later than one year [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		384
Later than three months and not later than one year [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		114
Later than one year and not later than two years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	156,428
Bonds issued, undiscounted cash flows	370,970
Later than one year and not later than two years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		118,087
Later than one year and not later than two years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		235,232
Later than one year and not later than two years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	61,704	75,947
Later than one year and not later than two years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,578	1,932
Later than one year and not later than two years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,410	7,576
Later than one year and not later than two years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	153	16
Later than one year and not later than two years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,459	885
Later than one year and not later than two years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	120	450
Later than one year and not later than two years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	34	53
Later than one year and not later than two years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	35	1,386
Later than one year and not later than two years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,162
Later than one year and not later than two years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,386	722
Later than one year and not later than two years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,804	17
Later than one year and not later than two years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	18
Later than one year and not later than two years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8	3,193
Later than one year and not later than two years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	38	0
Later than one year and not later than two years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	177	18
Later than one year and not later than two years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16	454
Later than one year and not later than two years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,476	1,582
Later than one year and not later than two years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5	670
Later than one year and not later than two years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	301	70
Later than one year and not later than two years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,612
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	49	19,199
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	408	181
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,597	193
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	603	2,741
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	74	80
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	142
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	20,220	83
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	30	5,909
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	373
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,156	5,383
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	247	1,222
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	280
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	13,487
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9	413
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	57	5
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	383	10
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	548
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,744	12
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,933
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	80
Later than one year and not later than two years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	117	578
Later than one year and not later than two years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	12,736	404
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	345	8
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	318
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	277
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	11	110
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	77	79
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	112	22
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,251	56
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	131
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	70
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	38
Later than one year and not later than two years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,733	5,979
Later than one year and not later than two years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	57,365	7,792
Later than one year and not later than two years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,172	2,325
Later than one year and not later than two years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	8,785	9,403
Later than one year and not later than two years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	49,269	0
Later than one year and not later than two years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	218	50,823
Later than one year and not later than two years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	243	0
Later than one year and not later than two years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	215	0
Later than one year and not later than two years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	100	0
Later than one year and not later than two years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	60	291
Later than one year and not later than two years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	124	185
Later than one year and not later than two years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	67	112
Later than one year and not later than two years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	35,077	159
Later than one year and not later than two years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		127
Later than one year and not later than two years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		328
Later than one year and not later than two years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		40,563
Later than one year and not later than two years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	24,644	23,511
Later than one year and not later than two years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,858	9,405
Later than one year and not later than two years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	26,500	0
Later than one year and not later than two years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	7,488
Later than one year and not later than two years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,295	9,593
Later than one year and not later than two years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,878	6,746
Later than one year and not later than two years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,563	4,510
Later than one year and not later than two years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,032	2,370
Later than one year and not later than two years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	129,164	5,577
Later than one year and not later than two years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	0
Later than one year and not later than two years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	0
Later than one year and not later than two years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	5,993
Later than one year and not later than two years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	22,500
Later than one year and not later than two years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	19,375
Later than one year and not later than two years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	22,000
Later than one year and not later than two years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750	21,250
Later than one year and not later than two years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	512	27,500
Later than one year and not later than two years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	149	21,000
Later than one year and not later than two years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		25,750
Later than one year and not later than two years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		512
Later than one year and not later than two years [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		152
Later than two years and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	328,896
Bonds issued, undiscounted cash flows	239,939
Later than two years and not later than three years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		121,361
Later than two years and not later than three years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		364,811
Later than two years and not later than three years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	32,139	63,232
Later than two years and not later than three years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,057	1,459
Later than two years and not later than three years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	41	3,823
Later than two years and not later than three years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	76	16
Later than two years and not later than three years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	46	259
Later than two years and not later than three years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	35
Later than two years and not later than three years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	35
Later than two years and not later than three years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,386
Later than two years and not later than three years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	809
Later than two years and not later than three years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,002	288
Later than two years and not later than three years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,589	10
Later than two years and not later than three years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	11
Later than two years and not later than three years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	3,483
Later than two years and not later than three years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2	393
Later than two years and not later than three years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,702	1,477
Later than two years and not later than three years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	558
Later than two years and not later than three years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	301	70
Later than two years and not later than three years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3	19,199
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	30
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,170	83
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	312	1,303
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	18	52
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7,005	72
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5,909
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	373
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,285	5,240
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	138	1,222
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	117
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	12,093
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	319
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	91	5
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	384	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,549	11
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,932
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	117	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,840	404
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	105	8
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	291
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	277
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10	58
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	79	65
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	98	22
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,859	35
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	21
Later than two years and not later than three years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	202,733	5,979
Later than two years and not later than three years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	56,798	14,316
Later than two years and not later than three years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,123	2,238
Later than two years and not later than three years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	8,588	9,052
Later than two years and not later than three years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24,065	0
Later than two years and not later than three years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	93	49,286
Later than two years and not later than three years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	278
Later than two years and not later than three years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	130
Later than two years and not later than three years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	78
Later than two years and not later than three years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	34,496	124
Later than two years and not later than three years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		87
Later than two years and not later than three years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		313
Later than two years and not later than three years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		39,480
Later than two years and not later than three years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,863	22,789
Later than two years and not later than three years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,545	9,115
Later than two years and not later than three years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,764	0
Later than two years and not later than three years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	24,504
Later than two years and not later than three years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,295	0
Later than two years and not later than three years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,878	6,746
Later than two years and not later than three years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,563	4,510
Later than two years and not later than three years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,032	2,370
Later than two years and not later than three years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	5,577
Later than two years and not later than three years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,500	0
Later than two years and not later than three years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	0
Later than two years and not later than three years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	129,164
Later than two years and not later than three years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	22,500
Later than two years and not later than three years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	19,375
Later than two years and not later than three years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	22,000
Later than two years and not later than three years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750	21,250
Later than two years and not later than three years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	512	27,500
Later than two years and not later than three years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	112	21,000
Later than two years and not later than three years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		25,750
Later than two years and not later than three years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		512
Later than two years and not later than three years [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		149
Later than three years and not later than four years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	268,287
Bonds issued, undiscounted cash flows	737,995
Later than three years and not later than four years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		293,469
Later than three years and not later than four years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		233,917
Later than three years and not later than four years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	15,317	36,587
Later than three years and not later than four years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	569	977
Later than three years and not later than four years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	38
Later than three years and not later than four years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	16
Later than three years and not later than four years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	74
Later than three years and not later than four years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,002
Later than three years and not later than four years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	684
Later than three years and not later than four years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	668	0
Later than three years and not later than four years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	750	0
Later than three years and not later than four years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	3,483
Later than three years and not later than four years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	376
Later than three years and not later than four years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,702	1,082
Later than three years and not later than four years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	288
Later than three years and not later than four years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	75	17
Later than three years and not later than four years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	6,651
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	141	1,335
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	40
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5,909
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	373
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,426	5,057
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	123	1,222
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	117
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5,545
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	97
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	34	5
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	384	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,245	7
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,834
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	49	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	28	8
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	277
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	16
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	81	15
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	22
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,815	20
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than three years and not later than four years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	205,979
Later than three years and not later than four years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	56,251	14,175
Later than three years and not later than four years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,152
Later than three years and not later than four years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	8,702
Later than three years and not later than four years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	24,065
Later than three years and not later than four years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	212,036	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		38,396
Later than three years and not later than four years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,081	22,066
Later than three years and not later than four years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,232	8,826
Later than three years and not later than four years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,027	0
Later than three years and not later than four years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	23,823
Later than three years and not later than four years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,295	0
Later than three years and not later than four years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,878	6,746
Later than three years and not later than four years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,563	4,510
Later than three years and not later than four years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,032	2,370
Later than three years and not later than four years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	5,577
Later than three years and not later than four years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	522,500	0
Later than three years and not later than four years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	0
Later than three years and not later than four years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	0
Later than three years and not later than four years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	22,500
Later than three years and not later than four years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	19,375
Later than three years and not later than four years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	22,000
Later than three years and not later than four years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750	21,250
Later than three years and not later than four years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	512	27,500
Later than three years and not later than four years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	21,000
Later than three years and not later than four years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		25,750
Later than three years and not later than four years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		512
Later than three years and not later than four years [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		112
Later than four years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	55,658
Bonds issued, undiscounted cash flows	213,665
Later than four years and not later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		227,841
Later than four years and not later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		732,113
Later than four years and not later than five years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	11,240	26,923
Later than four years and not later than five years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	431	528
Later than four years and not later than five years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	16
Later than four years and not later than five years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	668
Later than four years and not later than five years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	297
Later than four years and not later than five years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	9,579
Later than four years and not later than five years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	94
Later than four years and not later than five years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,702	0
Later than four years and not later than five years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	131
Later than four years and not later than five years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	88	1,367
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5,909
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	373
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,581	4,752
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,222
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	49
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	26
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	384	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,819	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,784
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6	3
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	93
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	22
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	55,658	14,038
Later than four years and not later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		213,803
Later than four years and not later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,299	21,343
Later than four years and not later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,920	8,537
Later than four years and not later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	24,291	0
Later than four years and not later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	23,143
Later than four years and not later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,295	0
Later than four years and not later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,878	6,746
Later than four years and not later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,563	4,510
Later than four years and not later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,032	2,370
Later than four years and not later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	5,577
Later than four years and not later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	0
Later than four years and not later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	0
Later than four years and not later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	522,500
Later than four years and not later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	19,375
Later than four years and not later than five years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	22,000
Later than four years and not later than five years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750	21,250
Later than four years and not later than five years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	512	27,500
Later than four years and not later than five years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	21,000
Later than four years and not later than five years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		25,750
Later than four years and not later than five years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		512
Later than four years and not later than five years [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		0
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	216,997
Non-current portion of non-current borrowings	250,346	64,334
Bonds issued, undiscounted cash flows	6,080,494
Trade and other non-current payables	0	0
Later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		68,044
Later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		6,197,271
Later than five years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	50,563	128,874
Later than five years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	271	649
Later than five years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	190
Later than five years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,728	0
Later than five years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	106
Later than five years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	27	4,415
Later than five years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	76,821
Later than five years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	7,275
Later than five years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,275	34,676
Later than five years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	3,667
Later than five years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	7
Later than five years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	55
Later than five years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7,094	0
Later than five years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	32,721	0
Later than five years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	904
Later than five years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,445	0
Later than five years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2	0
Later than five years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	109
Later than five years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	216,997	68,044
Later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Thirty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	81,380	95,871
Later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	32,552	38,348
Later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	149,427	0
Later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	160,636
Later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	273,750	0
Later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	209,325	259,880
Later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	130,356	198,071
Later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	333,461	122,909
Later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	313,926
Later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	538,750	0
Later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	884,000	0
Later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	574,375	0
Later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,146,250	558,125
Later than five years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	594,500	906,000
Later than five years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,130,875	595,625
Later than five years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,493	1,173,750
Later than five years [member] | Bonds Issued Eighteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	$ 0	615,500
Later than five years [member] | Bonds Issued Nineteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		1,156,625
Later than five years [member] | Bonds Issued Twenty [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		2,005
Later than five years [member] | Bonds Issued Twenty One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows		$ 0